Note 2 - Summary of Receivables, Net (Details) (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net Current [Abstract]
Receivables, net of allowance	$ 10	$ 11